Earnings per share (EPS) - Summary of earnings per share (EPS) (Details) - EUR (€) € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Profit attributable to owners of the Company (basic and diluted)	€ 10,891	€ 12,569	€ 15,245
Class A shares
Earnings per share
Profit attributable to owners of the Company (basic and diluted)	€ 7,580	€ 8,744	€ 10,104
Weighted-average number of Class B shares at December 31 (basic and diluted)	222,167	188,673	177,627
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share
Issued Class A shares at January 1	206,572	177,627	177,627
Effect of Class A shares issued	222	7,890
Effect of share options exercised		19
Effect of shares issued related to a business combination		1,133
Weighted-average number of Class A shares at December 31 (basic)	206,548	186,670	177,627
Weighted average ordinary shares used in calculating basic and diluted earnings per share
Weighted-average number of Class A shares at December 31 (basic)	206,548	186,670	177,627
Effect of RSU`s on issue	5,035	454
Effect of warrants	10,584	1,549
Weighted-average number of Class A shares at December 31 (diluted)	222,167	188,673	177,627
Class B shares
Earnings per share
Profit attributable to owners of the Company (basic and diluted)	€ 3,311	€ 3,825	€ 5,141
Issued Class B shares at January 1	903,671	903,671	903,671
Weighted-average number of Class B shares at December 31 (basic and diluted)	903,671	903,671	903,671
Weighted average ordinary shares used in calculating basic and diluted earnings per share
Weighted-average number of Class A shares at December 31 (diluted)	903,671	903,671	903,671
Treasury shares
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share
Effect of treasury shares held	(246)